Income Taxes - Summary of Income/(Loss) Before Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Income Tax Disclosure [Abstract]
Domestic operations	₨ (28,504)	$ (440)	₨ (56,881)	₨ (247)
Foreign operations	(270,732)	(4,174)	(1,270,214)	(835,231)
Loss before income tax	₨ (299,236)	$ (4,614)	₨ (1,327,095)	₨ (835,478)